Shareholder Fees - FidelityFreedomBlendFunds-K6ComboPRO	May 30, 2023 USD ($)
FidelityFreedomBlendFunds-K6ComboPRO | Fidelity Freedom Blend 2010 Fund
Shareholder Fees:
(fees paid directly from your investment)	none